Trade Receivables, Net (Details) - Schedule of trade receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Trade Receivable Abstract
Trade receivables	$ 5,392,720	$ 4,939,568
Recovery of doubtful accounts	7,466
Trade receivables, net	$ 5,400,186	$ 4,939,568